Note 3 - Property and Equipment, Net (Tables)	3 Months Ended
Mar. 31, 2019
Notes Tables
Property, Plant and Equipment [Table Text Block]
	December 31, 2018 $	March 31, 2019 $
		(Unaudited)
Office equipment	143	143
Laboratory equipment	111	115
Motor vehicles	23	23
Leasehold improvements	109	109
	386	390
Less: accumulated depreciation	(104)	(127)

Property and equipment, net	282	263